Derivative Instruments and Hedging Activities - Fair Value of the Company's Derivative Financial Instruments Classification on Unaudited Condensed Consolidated Balance Sheet (Detail) (USD $)
In Thousands, unless otherwise specified
	Sep. 30, 2013	Dec. 31, 2012
Other Assets [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives Fair Value	$ 347
Other Assets [Member] | Interest Rate Swaps [Member]
Derivatives, Fair Value [Line Items]
Asset Derivatives Fair Value	347
Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Liability Derivatives Fair Value		1,880
Other Liabilities [Member] | Interest Rate Swaps [Member]
Derivatives, Fair Value [Line Items]
Liability Derivatives Fair Value		$ 1,880